Financing receivables - Changes in total allowance for credit losses (Parenthetical) (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2021 JPY (¥)
Subsidiaries [Member] | Loans with the client [Member] | US
Financing Receivable, Allowance for Credit Losses [Line Items]
Additional allowance for credit losses	¥ 9,289